Quarterly Holdings Report
for
Fidelity® International Discovery K6 Fund
July 31, 2022
IGI-K6-NPRT3-0922
1.9893914.103
Common Stocks - 93.7%
	Shares	Value ($)
Australia - 2.0%
Bapcor Ltd.	348,534	1,634,156
Flight Centre Travel Group Ltd. (a)(b)	210,899	2,564,791
Iperionx Ltd. (a)	688,385	340,829
Lynas Rare Earths Ltd. (a)	187,849	1,155,148
National Storage REIT unit	2,543,985	4,448,453
Rio Tinto Ltd.	16	1,109
TOTAL AUSTRALIA		10,144,486
Bailiwick of Jersey - 0.4%
Experian PLC	73	2,556
JTC PLC (c)	207,691	1,881,770
TOTAL BAILIWICK OF JERSEY		1,884,326
Belgium - 1.8%
KBC Group NV	93,353	4,889,550
UCB SA	54,456	4,246,610
TOTAL BELGIUM		9,136,160
Brazil - 0.1%
Rede D'Oregon Sao Luiz SA (c)	108,021	676,214
British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (d)	38,476	14,210
Canada - 4.8%
Canadian Natural Resources Ltd.	189,691	10,474,445
Constellation Software, Inc.	3,516	5,981,113
Definity Financial Corp.	31,525	908,416
Nutrien Ltd.	44,246	3,787,628
The Toronto-Dominion Bank	40,374	2,622,552
Topicus.Com, Inc. (a)	6,506	372,156
TOTAL CANADA		24,146,310
Cayman Islands - 0.8%
Antengene Corp. (a)(c)	523,964	346,421
Li Ning Co. Ltd.	247,415	2,004,560
Medlive Technology Co. Ltd. (c)	134,840	171,429
Silergy Corp.	69,000	1,287,122
TOTAL CAYMAN ISLANDS		3,809,532
China - 0.2%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	16,507	225,423
WuXi AppTec Co. Ltd. (H Shares) (c)	59,193	716,358
TOTAL CHINA		941,781
Denmark - 1.6%
DSV A/S	23,915	4,029,701
ORSTED A/S (c)	36,456	4,244,086
TOTAL DENMARK		8,273,787
Finland - 0.5%
Musti Group OYJ	31,846	658,125
Neste OYJ	37,489	1,918,847
TOTAL FINLAND		2,576,972
France - 10.2%
Air Liquide SA	44,695	6,144,776
AXA SA	249,951	5,759,505
BNP Paribas SA	78,885	3,727,105
Capgemini SA	38,501	7,293,513
Edenred SA	60,243	3,084,725
Euroapi SASU (a)	2,576	43,457
Exclusive Networks SA	89,432	1,455,151
LVMH Moet Hennessy Louis Vuitton SE	20,311	14,103,041
Sanofi SA	62,365	6,197,431
Teleperformance	10,956	3,653,770
TOTAL FRANCE		51,462,474
Germany - 5.2%
Allianz SE	12,284	2,230,851
Brenntag SE	52,364	3,678,316
Deutsche Borse AG	20,782	3,627,817
Deutsche Post AG	100,642	4,019,629
Linde PLC	9,844	2,972,037
Merck KGaA	9,603	1,828,995
Nexus AG	22,732	1,212,775
Rheinmetall AG	9,006	1,646,240
Siemens AG	30,229	3,371,866
Siemens Healthineers AG (c)	29,447	1,508,972
Talanx AG	82	2,982
TOTAL GERMANY		26,100,480
Hong Kong - 2.1%
AIA Group Ltd.	811,475	8,152,606
Techtronic Industries Co. Ltd.	214,238	2,377,320
TOTAL HONG KONG		10,529,926
Hungary - 0.2%
Richter Gedeon PLC	54,329	1,108,754
India - 5.8%
Avenue Supermarts Ltd. (a)(c)	28,012	1,504,945
Delhivery Private Ltd. (e)	17,300	124,598
Eicher Motors Ltd.	33,469	1,309,731
HDFC Bank Ltd. sponsored ADR	150,711	9,464,651
Housing Development Finance Corp. Ltd.	245,448	7,398,708
PVR Ltd. (a)	33,480	908,519
Reliance Industries Ltd.	141,353	4,490,554
Reliance Industries Ltd. sponsored GDR (c)	25,163	1,587,785
Star Health & Allied Insurance Co. Ltd.	51,137	482,557
Sunteck Realty Ltd. (a)	142,392	934,639
Vijaya Diagnostic Centre Pvt Ltd.	200,795	867,151
Zomato Ltd. (a)	140,700	83,536
TOTAL INDIA		29,157,374
Ireland - 1.9%
Cairn Homes PLC	1,805,971	2,016,769
CRH PLC	73,469	2,819,311
Dalata Hotel Group PLC (a)	704,663	2,589,122
DCC PLC (United Kingdom)	253	16,484
ICON PLC (a)	6,979	1,683,684
Ryanair Holdings PLC (a)	3,200	41,886
Ryanair Holdings PLC sponsored ADR (a)	8,156	595,388
TOTAL IRELAND		9,762,644
Italy - 0.3%
BFF Bank SpA (c)	204,894	1,435,519
Japan - 18.8%
Daiichi Sankyo Kabushiki Kaisha	109,825	2,911,979
FUJIFILM Holdings Corp.	104,698	5,980,563
Fujitsu Ltd.	22,054	2,956,611
Hitachi Ltd.	164,402	8,323,354
Hoya Corp.	69,972	7,010,610
Itochu Corp.	178,909	5,207,981
JEOL Ltd.	64,505	2,932,734
Keyence Corp.	8,189	3,245,646
Minebea Mitsumi, Inc.	268,192	4,824,271
Misumi Group, Inc.	58,384	1,452,495
Mitsubishi UFJ Financial Group, Inc.	603,794	3,402,073
Olympus Corp.	291,162	6,231,500
ORIX Corp.	482,904	8,606,232
Persol Holdings Co. Ltd.	144,711	2,995,776
Recruit Holdings Co. Ltd.	82,821	3,095,274
Renesas Electronics Corp. (a)	436,401	4,156,653
Shin-Etsu Chemical Co. Ltd.	44,454	5,694,303
SMC Corp.	4,420	2,178,338
Sony Group Corp.	105,427	8,943,157
TIS, Inc.	89,920	2,549,603
ZOZO, Inc.	87,364	1,887,210
TOTAL JAPAN		94,586,363
Luxembourg - 0.5%
Eurofins Scientific SA	30,055	2,335,161
Netherlands - 5.9%
Airbus Group NV	32,585	3,513,371
ASML Holding NV (Netherlands)	20,303	11,669,320
Heineken NV (Bearer)	37,472	3,680,463
IMCD NV	14,022	2,232,799
ING Groep NV (Certificaten Van Aandelen)	300,368	2,917,725
Koninklijke KPN NV	1,028,398	3,385,510
RHI Magnesita NV	26,832	735,864
Universal Music Group NV	60,968	1,380,103
TOTAL NETHERLANDS		29,515,155
New Zealand - 0.9%
EBOS Group Ltd.	104,539	2,597,630
Ryman Healthcare Ltd.	352,914	2,064,260
TOTAL NEW ZEALAND		4,661,890
Norway - 3.3%
Equinor ASA	420,968	16,208,915
Volue A/S (a)	63,664	160,723
TOTAL NORWAY		16,369,638
Singapore - 0.5%
United Overseas Bank Ltd.	127,441	2,542,619
Spain - 2.0%
Aena SME SA (a)(c)	8,438	1,067,321
Amadeus IT Holding SA Class A (a)	82,031	4,783,247
Cellnex Telecom SA (c)	66,565	2,977,395
Cie Automotive SA	49,807	1,302,156
TOTAL SPAIN		10,130,119
Sweden - 3.3%
ASSA ABLOY AB (B Shares)	212,165	5,012,615
HEXPOL AB (B Shares)	125,010	1,297,805
Indutrade AB	113,939	2,662,860
Kry International AB (a)(d)(e)	71	16,065
Lagercrantz Group AB (B Shares)	181,246	1,970,802
Nibe Industrier AB (B Shares)	106,006	1,061,917
Nordnet AB	121,535	1,625,896
Svenska Handelsbanken AB (A Shares)	300,546	2,702,484
TOTAL SWEDEN		16,350,444
Switzerland - 7.9%
Lonza Group AG	5,161	3,136,606
Nestle SA (Reg. S)	137,938	16,901,167
Partners Group Holding AG	3,457	3,751,727
Roche Holding AG (participation certificate)	47,913	15,907,332
TOTAL SWITZERLAND		39,696,832
Taiwan - 1.0%
MediaTek, Inc.	87,919	2,019,120
Taiwan Semiconductor Manufacturing Co. Ltd.	181,793	3,107,603
TOTAL TAIWAN		5,126,723
United Kingdom - 11.1%
Anglo American PLC (United Kingdom)	74,739	2,701,432
AstraZeneca PLC (United Kingdom)	78,962	10,386,763
Beazley PLC	11,500	75,905
Big Yellow Group PLC	130,952	2,272,495
Bunzl PLC	146,409	5,475,497
Bytes Technology Group PLC	58,916	323,727
Compass Group PLC	322,020	7,547,008
Dechra Pharmaceuticals PLC	36,050	1,617,338
Diageo PLC	170,866	8,094,241
Dr. Martens Ltd.	267,634	846,100
M&G PLC	2,294,149	5,959,207
Reckitt Benckiser Group PLC	92,007	7,463,128
S4 Capital PLC (a)	225,842	347,913
Smart Metering Systems PLC	180,304	2,063,998
Starling Bank Ltd. Series D (a)(d)(e)	137,500	394,841
Zegona Communications PLC	18,849	19,282
TOTAL UNITED KINGDOM		55,588,875
United States of America - 0.6%
NICE Ltd. sponsored ADR (a)	4,752	1,017,023
NVIDIA Corp.	11,255	2,044,246
TOTAL UNITED STATES OF AMERICA		3,061,269
TOTAL COMMON STOCKS (Cost $497,692,728)		471,126,037

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
China - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	1,533	220,047
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	8,434	75,653
		295,700
Estonia - 0.1%
Bolt Technology OU Series E (d)(e)	3,347	528,616
TOTAL CONVERTIBLE PREFERRED STOCKS		824,316
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	413	93,450
TOTAL PREFERRED STOCKS (Cost $1,346,117)		917,766

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	30,800,899	30,807,059
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	2,415,899	2,416,141
TOTAL MONEY MARKET FUNDS (Cost $33,223,200)		33,223,200

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $532,262,045)	505,267,003
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,518,217)
NET ASSETS - 100.0%	502,748,786

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,343,638 or 3.6% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,453,270 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	869,539
ByteDance Ltd. Series E1	11/18/20	167,977
Delhivery Private Ltd.	5/20/21	84,445
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	119,789
Kry International AB	5/14/21	30,836
Kry International AB Series E	5/14/21	188,812
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	286,270

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	12,924,183	147,672,362	129,789,486	108,057	-	-	30,807,059	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	56,848	37,930,253	35,570,960	64,855	-	-	2,416,141	0.0%
Total	12,981,031	185,602,615	165,360,446	172,912	-	-	33,223,200

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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